FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elena Cimador
Title:  Chief Financial Officer
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Elena Cimador
------------------
(Signature)

New York, New York
------------------
(City, State)

November 10, 2005
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $778,926 (thousands)

List of Other Included Managers:

         None

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                                                                      FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 9/30/05                       Name of Reporting Manager:  Luxor Capital Group, LP

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

ABX AIR INC                    COM                   00080S101   30,362  3,702,700 SH          SOLE             3,702,700 0      0
AFFIRMATIVE INS HLDGS INC      COM                   008272106   13,248    909,900 SH          SOLE               909,900 0      0
AK STL HLDG CORP               COM                   001547108    3,550    414,200 SH          SOLE               414,200 0      0
AMERICAN EXPRESS CO            CALL                  025816109   74,862  1,488,900 SH  CALL    SOLE             1,488,900 0      0
BANK OF AMERICA CORPORATION    CALL                  60505104    32,632    775,100 SH  CALL    SOLE               775,100 0      0
BRONCO DRILLING CO INC         COM*ADDED             112211107    5,841    212,000 SH          SOLE               212,000 0      0
CITIGROUP INC                  CALL                  172967101   32,378    711,300 SH  CALL    SOLE               711,300 0      0
CARDERO RES CORP               COM                   14140U105    1,916    580,200 SH          SOLE               580,200 0      0
CCA INDS INC                   COM                   124867102    2,909    323,177 SH          SOLE               323,177 0      0
CF INDS HLDGS INC              COM*ADDED             125269100    2,962    200,000 SH          SOLE               200,000 0      0
CHENIERE ENERGY INC            COM*NEW               16411R208    3,779     91,378 SH          SOLE                91,378 0      0
CORRECTIONAL SVCS CORP         COM                   219921103      820    138,200 SH          SOLE               138,200 0      0
CALPINE CORP                   PUT                   131347106      311    120,000 SH  PUT     SOLE               120,000 0      0
DISCOVERY HOLDING CO           PUT*ADDED             25468Y107    1,299     90,000 SH  PUT     SOLE                90,000 0      0
DISCOVERY HOLDING CO           Cl*A*COM*ADDED        25468Y107    5,477    379,566 SH          SOLE               379,566 0      0
DYNAMIC MATLS CORP             COM                   267888105    8,227    187,400 SH          SOLE               187,400 0      0
ENDEAVOUR INTL CORP            NOTE*6.000%*1/1*ADDED 29257MAB6   35,893 29,725,000 SH          SOLE            29,725,000 0      0
ENDEAVOUR INTL CORP            COM                   29259G101      987    197,384 SH          SOLE               197,384 0      0
EXPEDIA INC DEL                COM*ADDED             30212P105    6,141    310,000 SH          SOLE               310,000 0      0
FOOT LOCKER INC                COM                   344849104   18,473    842,000 SH          SOLE               842,000 0      0
FRONTEER DEV GROUP INC         COM*ADDED             35903Q106    1,543    550,400 SH          SOLE               550,400 0      0
HAMPSHIRE GROUP LTD            COM                   408859106    1,024     43,000 SH          SOLE                43,400 0      0
HOLLYWOOD MEDIA CORP           COM                   436233100    2,321    551,300 SH          SOLE               551,300 0      0
INDUSTRIAL SRVCS AMER INC FLA  COM                   456314103      588    157,148 SH          SOLE               157,148 0      0
IAC INTERACTIVECORP            COM*NEW*ADDED         44919P300   15,991    630,800 SH          SOLE               630,800 0      0
INTRADO INC                    COM                   46117A100   23,825  1,321,384 SH          SOLE             1,321,384 0      0
M & F WORLDWIDE CORP           COM                   552541104    5,285    339,900 SH          SOLE               339,900 0      0
MAXXAM INC                     COM                   577913106   23,106    687,480 SH          SOLE               687,480 0      0
MICROSOFT CORP                 CALL                  544918104  112,309  4,364,900 SH  CALL    SOLE             4,364,900 0      0
NORTEL INVERSORA S A           SPON*ADR*PFD*B        656567401      725     70,000 SH          SOLE                70,000 0      0
PEOPLES BK BRIDGEPORT CONN     COM                   710198102   15,920    549,333 SH          SOLE               549,333 0      0
POSCO                          SPONSORED*ADR         693483109   60,043  1,061,574 SH          SOLE             1,061,574 0      0
PRIMUS TELECOMMUNICATIONS GR   MTG 3.750% 9/1        741929AN3      340  1,000,000 SH          SOLE             1,000,000 0      0
RESOURCE AMERICA INC           CL A                  761195205      597     33,705 SH          SOLE                33,705 0      0
SK TELECOM LTD                 SPONSORED ADR         78440P108   18,022    825,200 SH          SOLE               825,200 0      0
UNIVERSAL STAINLESS & ALLOY    COM                   913837100    7,514    447,240 SH          SOLE               447,240 0      0
VIACOM INC                     CL A                  925524100    3,322    100,000 SH          SOLE               100,000 0      0
VIACOM INC                     CL B                  925524308   47,138  1,428,000 SH          SOLE             1,428,000 0      0
WAL MART STORES INC            COM                   931142103   69,586  1,588,000 SH          SOLE             1,588,000 0      0
WAL MART STORES INC            CALL                  931142103   87,662  2,000,500 SH  CALL    SOLE             2,000,500 0      0

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